nnnnnnnnnnnnnnnnnnnnnnnnnnnnnnnnnnnnnnnnvvvvvvvvvvvvvvvvvvvvvvvvvvvvv


                          UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, DC 20549



                            FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                  MANAGEMENT INVESTMENT COMPANY


           Investment Company Act File Number: 811-05807

		     NAIC Growth Fund, Inc.
       (Exact name of registrant as specified in charter)

                       711 W. 13 Mile Rd.
                   Madison Heights, MI 48071
      (Address of principal executive offices) (zip code)


                 Kenneth S. Janke, President
                   NAIC Growth Fund, Inc.
                    711 W. 13 Mile Road
                 Madison Heights, MI 48071
                      (248) 583-6242
            (Name and address of agent for service)


Registrant's telephone number, including area code: (248) 583-6242

Date of fiscal year end: 12-31

Date of reporting period: 7-1-2005 thru 6-30-2006


Issuer: Abbott Laboratories   Ticker Symbol: ABT   Cusip: 002824100
Shareholder Meeting Date: 04-28-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of Deloitte & Touche LLP as auditors, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

The Board of Directors recommended that you vote "AGAINST" items 3, 4 and 5.

3 - Shareholder proposal - Pay-for-Superior-Performance

4 - Shareholder proposal - Political Contributions

5 -"Shareholder proposal - The Roles of Chair and CEO"

All were a vote AGAINST shareowner proposals by the Fund.


Issuer: Aflac Incorporated    Ticker Symbol: AFL    Cusip: 001055102
Shareholder Meeting Date: 05-01-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of appointment of KPMG LLP as an independent registered public accounting firm, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Issuer: Avery Dennison Corporation    Ticker Symbol: AVY
Cusip: 053611109
Shareholder Meeting Date: 04-27-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of Pricewaterhousecoopers LLP as the company's independent auditors for the current fiscal year, which ends on December 30, 2006, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: Biomet, Incorporated   Ticker Symbol: BMET  Cusip: 090613100
Shareholder Meeting Date: 09-23-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Approve an amendment to the Biomet, Inc. 1998 qualified and non-qualified stock option plan to increase by 5,000,000 common shares the number of common shares available for grant under the plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Ratify the selection of Ernst & Young, LLP as an independent registered public accounting firm for the company for the fiscal year ending
May 31, 2006, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: Carlisle Companies Incorporated     Ticker Symbol: CSL
Cusip: 142339100
Shareholder Meeting Date: 04-20-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Issuer: CIT Group Incorporated   Ticker Symbol: CIT   Cusip: 125581108
Shareholder Meeting Date: 05-09-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of Pricewaterhousecoopers LLP as independent accountants, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Approval of the CIT Group Inc. long-term incentive plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Approval of the CIT Group Inc. executive incentive plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: Citigroup Incorporated   Ticker Symbol: CCI   Cusip: 172967101
Shareholder Meeting Date: 04-18-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Proposal to ratify the selection of KPMG LLP as Citigroup's independent registered public accounting firm for 2006, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Proposal to amend article fourth of the restated certificate of incorporation, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Proposal to amend article eighth of the restated certificate of incorporation, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Proposal to amend article ninth of the restated certificate of incorporation, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Stockholder proposal requesting no future new stock option grants and no renewal or repricing of current stock options, proposed by the issuer, a vote AGAINST the proposal was cast by the Fund as recommended by management.

Stockholder proposal requesting a report on political contributions, proposed by the issuer, a vote AGAINST the proposal was cast by the Fund as recommended by management.

Stockholder proposal requesting a report on charitable contributions, proposed by the issuer, a vote AGAINST the proposal was cast by the Fund as recommended by management.

Stockholder proposal requesting the adoption of a policy regarding performance-based equity compensation for senior executives, proposed by the issuer, a vote AGAINST the proposal was cast by the Fund as recommended by management.

Stockholder proposal regarding reimbursement of expenses incurred by a stockholder in a contested election of directors, proposed by the issuer, a vote AGAINST the proposal was cast by the Fund as recommended by management.

Stockholder proposal requesting that the chairman of the board have no management duties, titles or responsibilities, proposed by the issuer, a vote AGAINST the proposal was cast by the Fund as recommended by management.

Stockholder proposal requesting that the recoupment of management bonuses in the event of a restatement of earnings, proposed by the issuer, a vote AGAINST the proposal was cast by the Fund as recommended by management.


Issuer: Colgate-Palmolive Company    Ticker Symbol: CL
Cusip: 194162103
Shareholder Meeting Date: 05-04-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratify the selection of PricewaterhouseCoopers LLP as an independent registered public accounting firm, proposed by the issuer, a vote
FOR the proposal was cast by the Fund as recommended by management.

Approval of the company's 2007 stock plan for non-employee directors, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

The Board of Directors recommended a vote "AGAINST" items 4 and 5.

4 - Stockholder proposal on independent chairman

5 - Stockholder proposal on executive compensation

Items 4 and 5 were a vote AGAINST shareowner proposals by the Fund.


Issuer: Comerica Incorporated    Ticker Symbol: CMA
Cusip: 200340107
Shareholder Meeting Date: 05-16-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Approval of the Comerica Incorporated 2006 long-term incentive plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Approval of the Comerica Incorporated 2006 management incentive plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Ratification of the appointment of Ernst & Young LLP as independent auditors, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.



Issuer: ConAgra Foods, Incorporated   Ticker Symbol: CAG
Cusip: 205887102
Shareholder Meeting Date: 09-22-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

The Board of Directors recommended a vote "FOR" items 2, 3, 4 and 5.

2 - Management proposal - declassify Board of Directors

3 - Management proposal - repeal supermajority voting provisions of
   Article XIV of the certificate of incorporation

4 - Management proposal - repeal supermajority voting provisions of
   Article XV of the certificate of incorporation

5 - Ratify the appointment of KPMG LLP as independent auditors

All were a vote FOR shareowner proposals by the Fund.

The Board of Directors recommended a vote "AGAINST" items 6,7 and 8.

6 - Stockholder proposal - animal Welfare

7 - Stockholder proposal - genetically engineered products

8 - Stockholder proposal - suspension of stock grants for Directors
   Senior Executive officers

All were a vote AGAINST shareowner proposals by the Fund.


Issuer: Donaldson Company, Incorporated    Ticker Symbol: DCI
Cusip: 257651109
Shareholder Meeting Date: 11-18-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratify the appointment of Pricewaterhousecoopers LLP as independent auditors, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Approve the Donaldson Company, Inc. qualified performance-based compensation plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: Emerson Electric Company     Ticker Symbol: EMR
Cusip: 291011104
Shareholder Meeting Date: 02-07-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Approval of the Emerson Electric Company 2006 incentive shares plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Ratification of KPMG LLP as an independent registered public accounting firm, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

The stockholder proposal on severance agreements described in the proxy statement, proposed by the issuer, a vote AGAINST the proposal was cast by the Fund as recommended by management.


Issuer: First Industrial Realty Trust, Incorporated   Ticker Symbol: FR
Cusip: 32054K103
Shareholder Meeting Date: 05-17-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Approval of Amendment No. 1 to the 2001 Stock Incentive Plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Ratification of the appointment of PricewaterhouseCoopers LLP as the company's independent registered public accounting firm, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: General Electric Company     Ticker Symbol: GE
Cusip: 369604103
Shareholder Meeting Date: 04-26-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the selection of KPMG LLP as the independent auditor, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

The Board of Directors recommended a vote "AGAINST" shareowner proposals 1 through 6.

1 - Cumulative voting

2 - Curb over-extended directors

3 - One director from the ranks of retirees

4 - Independent board chairman

5 - Director election majority vote standard

6 - Report on global warming science

All were a vote AGAINST shareowner proposals by the Fund.


Issuer: Huntington Bancshares Incorporated     Ticker Symbol: HBAN
Cusip: 446150104
Shareholder Meeting Date: 04-20-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of appointment of Deloitte & Touche LLP to serve as independent auditors for the corporation for the year 2006, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Issuer: Jack Henry & Associates Incorporated   Ticker Symbol: JKHY
Cusip: 426281101
Shareholder Meeting Date: 11-01-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Approve the company's restricted stock plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Approve the company's 2005 non-qualified stock option plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: Johnson & Johnson    Ticker Symbol: JNJ     Cusip: 478160104
Shareholder Meeting Date: 04-27-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Approval of amendments to the restated certificate of incorporation, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Ratification of appointment of Pricewaterhousecoopers as an independent registered public accounting firm, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

The Board of Directors recommended a vote "AGAINST" proposals 4 and 5.

4 - Proposal on charitable contributions, proposed by the issuer, a vote AGAINST the proposal was cast by the Fund as recommended by management.

5 - Proposal on majority voting requirements for director nominees, proposed by the issuer, a vote FOR the proposal was cast by the Fund.


Issuer: Johnson Controls, Incorporated    Ticker Symbol: JCI
Cusip: 478366107
Shareholder Meeting Date: 01-25-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of Pricewaterhousecoopers LLP as independent auditors for 2006, proposed by the issuer, a vote FOR the proposal was cast by by the Fund as recommended by management.

Approval of the Johnson Controls, Inc. annual and long-term incentive performance plan (ALTIPP), proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: JP Morgan Chase & Company   Ticker Symbol: ONE
Cusip: 46625H100
Shareholder Meeting Date: 05-16-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of PricewaterhouseCoopers LLP as an independent registered public accounting firm, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

The Board of Directors recommended a vote "AGAINST" shareholder proposals 3 through 13.

3 - Stock options

4 - Performance-based restricted stock

5 - Separate chairman

6 - Sexual orientation

7 - Special shareholder meetings

8 - Lobbying priorities report

9 - Political contributions report

10 - Poison pill

11 - Cumulative voting

12 - Bonus recoupment

13 - Overcommitted directors

All were a vote AGAINST shareowner proposals by the Fund.



Issuer: Merck & Company, Incorporated    Ticker Symbol: MRK
Cusip: 589331107
Shareholder Meeting Date 04-25-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of the company's independent registered public accounting firm for 2006, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Proposal to adopt the 2007 incentive stock plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Proposal to adopt the 2006 non-employee directors stock option plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

The Board of Directors recommended a vote "AGAINST" items 5 through 7.

5 - Stockholder proposal concerning stock option awards

6 - Stockholder proposal concerning non-director shareholder votes

7 - Stockholder proposal concerning an animal welfare policy report

All were a vote AGAINST shareowner proposals by the Fund.


Issuer: O'Reilly Automotive, Incoporated     Ticker Symbol: ORLY
Cusip: 686091109
Shareholder Meeting Date: 05-09-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of Ernst & Young, LLP as independent auditors, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: Pentair, Incorporated   Ticker Symbol: PNTA   Cusip: 709631105
Shareholder Meeting Date: 05-04-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of the company for 2006, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: PepsiCo, Incorporated     Ticker Symbol: PEP
Cusip: 713448108
Shareholder Meeting Date: 05-03-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Approval of KPMG LLP as independent registered public accountants, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

The Board of Directors recommended a vote "AGAINST" items
No. 3 and 4.

3 - Shareholder proposal - political contributions
  (proxy statement p.23)

4 - Shareholder proposal - charitable contributions
  (proxy statement p.24)

Items 3 and 4 were a vote AGAINST shareowner proposals by the Fund.


Issuer: Pfizer Incorporated    Ticker Symbol: PFE    Cusip: 717081103
Shareholder Meeting Date: 04-27-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Proposal to ratify the appointment of KPMG LLP as independent registered public accounting firm for 2006, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Management proposal to amend company's restated certificate of incorporation to eliminate supermajority vote requirements and fair price provision, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

The Board of Directors recommended a vote "AGAINST" proposals
4 thru 10.

4 - Shareholder proposal relating to term limits for directors.

5 - Shareholder proposal requesting reporting on pharmaceutical price restraint.

6 - Shareholder proposal relating to cumulative voting.

7 - Shareholder proposal requesting separation of roles of Chairman and CEO.

8 - Shareholder proposal requesting a report on political contributions.

9 - Shareholder proposal requesting a report on the feasibility of amending Pfizer's corporate policy on laboratory animal care and use.

10 - Shareholder proposal requesting justification for financial contributions which advance animal-based testing methodologies.

All were a vote AGAINST shareowner proposals by the Fund.


Issuer: RPM International Incorporated   Ticker Symbol: RPOW
Cusip: 749685103
Shareholder Meeting Date: 10-07-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.


Issuer: Sigma-Aldrich Corporation   Ticker Symbol: SIAL
Cusip: 826552101
Shareholder Meeting Date: 05-02-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the appointment of KPMG LLP as the company's independent registered public accountant for 2006, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Approval of the company's amended and restated 2003 long-term incentive plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: State Street Corporation   Ticker Symbol: STBK
Cusip: 857477103
Shareholder Meeting Date: 04-19-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

To ratify the selection of Ernst & Young LLP as the company's independent registered public accounting firm for the year ending
December 31, 2006, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

To approve the 2006 equity incentive plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

To approve the material terms of the 2006 restated senior executive annual incentive plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

The Board of Directors recommended a vote "AGAINST" item 5.

5 - To vote on a shareholder proposal to request the directors to redeem the outstanding rights under the company's rights agreement,and to require shareholder ratification of any future rights agreement.

Item 5 was a vote AGAINST the shareowner proposal by the Fund.


Issuer: Stryker Corporation  Ticker Symbol: STRY   Cusip: 863667101
Shareholder Meeting Date: 04-26-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

To consider and act upon approval of the 2006 long-term incentive plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

To ratify the appointment of Ernst & Young LLP as independent auditors for 2006, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: Synovus Financial Corporation    Ticker Symbol: SNU
Cusip: 87161C105
Shareholder Meeting Date: 04-27-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

To amend Synovus' articles of incorporation and bylaws to declassify the Board of Directors, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

To approve the Synovus Financial Corp. executive cash bonus plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

To ratify the appointment of KPMG LLP as Synovus' independent auditor for the year 2006, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

To consider a shareholder proposal regarding director election by majority vote, the Board of Directors recommended a vote AGAINST the proposal, a vote FOR the proposal was cast by the Fund.


Issuer: Sysco Corporation   Ticker Symbol: SYY   Cusip: 871829107
Shareholder Meeting Date: 11-11-2005

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Approval of ratification of appointment of Ernst & Young LLP as the company's independent accountants for the fiscal year 2006, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Approval of the 2005 management incentive plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Approval of the payment of compensation to certain executive officers under the 2000 management incentive plan pursuant to section 162(M) of the internal revenue code, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Approval of the 2005 non-employee directors stock plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: Teleflex Incorporated   Ticker Symbol: TFX   Cusip: 879369106
Shareholder Meeting Date: 05-05-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Approval of amendment of certificate of incorporation to increase authorized shares of common stock, proposed by the issuer, a vote
FOR the proposal was cast by the Fund as recommended by management.

Approval of Teleflex Incorporated executive incentive plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Ratification of the appointment of Pricewaterhousecoopers LLP as the company's independent registered public accounting firm for the 2006 fiscal year, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.


Issuer: Washington Mutual, Incorporated    Ticker Symbol: WM
Cusip: 939322103
Shareholder Meeting Date: 04-18-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Company proposal to ratify the appointment of Deloitte & Touche LLP as the company's independent auditors for 2006, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

To approve the Washington Mutual, Inc. amended and restated 2003 equity incentive plan, including an increase in the number of shares that may be subject to awards made thereunder, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

To approve the Washington Mutual, Inc. executive incentive compensation plan, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

To approve the company proposal to amend the Washington Mutual, Inc. articles of incorporation (as amended) to declassify the Board of Directors and establish annual elections for all company directors commencing with the 2007 annual meeting, rather than the current staggered three-year terms, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Shareholder proposal relating to disclosure of the company's political contributions, proposed by the issuer, a vote AGAINST the proposal was cast by the Fund as recommended by management.


Issuer: Wendy's International, Incorporated    Ticker Symbol: WEN
Cusip: 950590109
Shareholder Meeting Date: 04-27-2006

Director election, proposed by the issuer, a vote FOR all nominees was cast by the Fund as recommended by management.

Ratification of the selection of Pricewaterhousecoopers LLP as the independent registered public accounting firm of the company for the current year, proposed by the issuer, a vote FOR the proposal was cast by the Fund as recommended by management.

Approval of the shareholder proposal regarding a policy to identify and label all food products containing genetically-engineered ingredients, proposed by the issuer, a vote AGAINST the proposal was cast by the Fund as recommended by management.

Approval of the shareholder proposal to have the company issue a report regarding its policies and practices related to long-term social and environmental sustainability, proposed by the issuer, a vote AGAINST the proposal was cast by the Fund as recommended by management.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAIC Growth Fund, Inc.

By /s/ Kenneth S. Janke
----------------------------
Kenneth S. Janke, President
Date: 08/25/2006